Expense Example - FidelitySeriesSustainableUSMarketFund-PRO - FidelitySeriesSustainableUSMarketFund-PRO - Fidelity Series Sustainable U.S. Market Fund - Fidelity Series Sustainable U.S. Market Fund	May 09, 2023 USD ($)
Expense Example:
1 year	none
3 years	none